EARNINGS PER SHARE - Anti-dilutive Securities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Diluted earnings per share
Average market value of common shares	$ 5.12	$ 4.67
Stock options
Diluted earnings per share
Number of shares excluded from the computation of diluted earnings per share	714,844	58,033
RSU
Diluted earnings per share
Number of shares excluded from the computation of diluted earnings per share	46,251